Finance income and expense- Disclosure of detailed information about finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of finance income [Abstract]
Interest on lease liabilities	$ (6,311)	$ (5,077)
Accretion expense on as set retirement provisions	(2,889)	(2,246)
Accretion expense on deferred consideration	(3,133)	(2,481)
Change in fair value of contingent consideration	(5,047)	(4,894)
Other	(406)	(485)
Total finance expense	$ (17,786)	$ (15,183)